UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Aquila Municipal Trust
(formerly, Tax-Free Trust of Arizona)
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/13

Date of reporting period: 3/31/13

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
March 31, 2013

A tax-free income investment

Serving Arizona Investors For Over 25 Years Tax-Free Trust of Arizona “Economies of Scale”

     May, 2013

Dear Fellow Shareholder:

     No, you’re not mistaken … you did just receive a semi-annual report a mere three months ago.

     So, you might ask, “Why are you sending me an annual report now?” Management of your Trust is continuously looking for ways to streamline the services we provide to you and other shareholders. In turn, we oftentimes can not only improve the quality of the services we provide to you, but also reduce the costs to your Trust.

     With this in mind, we determined it would be beneficial for all of the Aquila Group of Funds tax-free bond funds to have a March 31st fiscal year end. A common fiscal year end will allow us to reduce the overall amount of financial, audit and legal review time and spreads the cost of such reviews over the seven tax-free bond funds in the Aquila Group of Funds, resulting in some economies of scale. It also allows the shareholders of all seven funds to be informed of pertinent issues at the same time.

     We understand that an additional report at this time may seem redundant. But, it is necessary this one time in order to comply with Securities and Exchange Commission regulations. Going forward, you will receive only the two required financial reports - a March 31st Annual Report and a September 30th Semi-Annual Report.

     One thing that hasn’t changed (and will never change) is our continued appreciation of your investment in Tax-Free Trust of Arizona. We hope to continue serving you for many more fiscal year ends to come!

Sincerely,

Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax.

NOT A PART OF THE ANNUAL REPORT

Serving Arizona Investors For Over 25 Years Tax-Free Trust of Arizona ANNUAL REPORT Management Discussion

Management Discussion

     For the twelve month period ending March 31, 2013, the municipal market continued to show solid returns with relatively modest volatility. Interest rates remained historically low throughout the twelve months with the bellwether ten-year Treasury yield averaging about 1.75%. Equities were the star performers with returns of approximately 14% as measured by the S & P 500 as the U.S. economy slowly rebounds from what is now called the Great Recession.

Municipal Market and Fund Performance

     Tax-Free Trust of Arizona’s (the “Trust’s”) net asset value (Class A shares) was $10.82 on March 31, 2012 and dropped to the twelve month low of $10.80 in early April, 2012. The Trust’s value proceeded to climb throughout 2012 and reached a high of $11.20 in early December. The Trust’s share value ended the one year time period at $10.97 for a price change of +1.39%. The Trust paid dividends and distributions of $0.384 per share for the 12 month period ended March 31, 2013 resulting in the Trust’s Class A shares achieving a total return of 4.98% for the reporting period.

     The overall municipal market as measured by the Barclays Municipal Bond Index returned +5.25% for the twelve months ended March 31, 2013. The best performing parts of the broad index were bonds maturing in twenty years or more and credit ratings below investment grade. High yield municipals, (bonds with credit ratings below BBB), were one of the better performing asset classes with returns near or better than those of the equity market. Bonds maturing in the twenty year range had returns of 7% or better, while maturities in the seven to ten year range had returns of approximately 5%.

     The Trust historically has maintained a laddered maturity structure with an emphasis on holdings in the intermediate area of ten to fifteen years. Likewise, in accordance with our prospectus, your Trust may purchase Arizona municipals of investment grade ratings of BBB or better. Such structure is closer in comparison to the Barclays Capital Quality Intermediate Municipal Bond Index which returned 3.85% for the twelve months ending March 31, 2013.

     The characteristics of your Trust changed slightly throughout the year. The Trust’s average maturity declined from 14.1 years to 12.9 years primarily as holdings moved down the yield curve. New purchases were defensive in nature with 5% coupons and maturities in our traditional ten to fifteen year range. Moreover, the Trust’s modified duration (a measure of the Trust’s sensitivity to interest rate change) dropped slightly from 4.79 years to 4.62 years. As of March 31, 2013, the Trust had 4.9% of its holdings coming due within twelve months. Also significant is the remaining laddered structure of the Trust with 23.8% of holdings maturing in ten years and 58.4% in the ten to twenty year maturity band. This means only 12.9% of the Trust was comprised of bonds maturing in the more volatile over twenty year portion of the yield curve.

1 | Tax-Free Trust of Arizona

MANAGEMENT DISCUSSION (continued)

U.S. and Arizona Economy

     The U.S. economy now has grown for fourteen consecutive quarters. However, growth remains modest, with eleven of the fourteen consecutive quarters being below 3% on an annualized basis. Likewise, inflation as measured by the Consumer Price Index (“CPI”) remains subdued in the 2% range. Factors helping the economy are stock market returns, improved home values and new car purchases by consumers. However, as 2013 proceeds, growth could turn negative as the impact of the federal governments “sequestration” program takes effect and as consumers adjust to higher payroll taxes hitting their take home pay. As such, we do not see any substantial increase in interest rates for the coming year. We expect the Federal Reserve will continue to maintain a low interest rate environment until employment numbers improve. Also, growth on a worldwide basis continues to stall with the problems in Europe being well documented and China showing signs of slowing.

     Turning to Arizona, home values continue to rocket upward with year-over-year improvement estimated to be near 30%. Retail sales taxes are a major provider of revenue to Arizona municipalities and continue to improve. However, levels have yet to return to the levels achieved prior to 2008. Job growth also remains choppy in Arizona.

     For 2013, we expect to see little change for the U.S. and Arizona economies, with both continuing to exhibit modest growth, struggling employment and government budgets looking to cut expenses and add revenues.

Outlook and Strategy

     No change. As we stated in last year’s management discussion, we expect opportunities to be in small steps. We still believe “steady as she goes” is the way the “winds will blow.” Interest rates could show a small upward bias as the year proceeds so we intend to keep our maturity structure intermediate in nature. We believe it is prudent to avoid credit risk and will therefore seek to maintain portfolio holdings of A-rated and better. With nominal interest rates near historical lows, price appreciation will, in our view, likely be modest. We, therefore, intend to continue to place an emphasis on maintaining income.

     As always we will strive to meet our philosophy of producing tax-exempt income without subjecting our shareholders to undue risks.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

2 | Tax-Free Trust of Arizona

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Tax-Free Trust of Arizona for the 10-year period ended March 31, 2013 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2013
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A since 3/13/86
With Maximum Sales Charge	0.78%	4.56%	3.87%	5.74%
Without Sales Charge	4.98	5.42	4.29	5.90

Class C since 4/01/96
With CDSC**	3.06	4.55	3.40	4.02
Without CDSC	4.09	4.55	3.40	4.02

Class Y since 4/01/96
No Sales Charge	5.13	5.58	4.44	5.18

Barclays Capital Index	3.85	5.27	4.46	5.79	* (Class A)
				5.11	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/ or the Federal Alternative Minimum Tax (AMT). Past performance is not predictive of future investment results.

*	From commencement of the index on 1/1/87.
**	CDSC = 1% contingent deferred sales charge imposed on redemptions made within the first 12 months after purchase.

3 | Tax-Free Trust of Arizona

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Tax-Free Trust of Arizona:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Arizona as of March 31, 2013 and the related statements of operations for the period ended March 31, 2013 and the year ended June 30, 2012, the statements of changes in net assets for the period ended March 31, 2013 and for each of the two years in the period ended June 30, 2012, and the financial highlights for the period ended March 31, 2013 and for each of the five years in the period ended June 30, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of March 31, 2013, the results of its operations for the period ended March 31, 2013 and the year ended June 30, 2012, the changes in its net assets for the period ended March 31, 2013 and for each of the two years in the period ended June 30, 2012, and the financial highlights for the period ended March 31, 2013 and for each of the five years in the period ended June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 29, 2013

4 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (20.1%)	(unaudited)	Value

	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,642,000	6.250%, 01/01/29	NR/A-/NR	$1,755,216
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,136,110
	Flagstaff, Arizona
435,000	4.000%, 07/01/25	Aa2/AA/NR	483,246
	Flagstaff Improvement District (Aspen
	Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,612,222
	Gila Co. Unified School District
	No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	450,376
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,187,430
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	335,767
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	761,068
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,099,320
	Goodyear McDowell Road Commercial
	Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,151,380
	Greenlee Co. School District No. 18
	(Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	201,254
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,055,672
	Maricopa Co. Elementary School
	District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa2/A+/NR	787,517
	Maricopa Co. Elementary School
	District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	A1/NR/NR	3,164,580
	Maricopa Co. High School District
	No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	272,788

5 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Maricopa Co. School District No. 11
	(Peoria)
$1,500,000	4.000%, 07/01/25	Aa2/AA-/NR	$1,652,085
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
585,000	5.500%, 07/01/22	NR/NR/NR*	593,091
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,057,429
500,000	4.000%, 07/01/16	Aa1/AA/NR	550,970
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,674,150
1,500,000	4.000%, 07/01/31	Aa1/AA/NR	1,581,840
	Maricopa Co. Unified School District
	No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC
	Insured	NR/A+/NR	2,718,883
1,300,000	5.000%, 07/01/25 Syncora Guarantee,
	Inc. Insured	NR/A+/AA-	1,392,235
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,723,065
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,000,000	5.125%, 07/01/25 AGMC Insured	A2/AA-/NR	1,142,370
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	548,680
	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG/ FGIC
	Insured	Aa2/AA/NR	558,601
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,321,781
	Navajo Co. Unified School District
	No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,381,287
	Navajo Co. Unified School District
	No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA-/NR	587,150

6 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Navajo Co. Unified School District
	No. 10 (Show Low)
$500,000	5.250%, 07/01/15 NPFG/ FGIC
	Insured	NR/NR/NR*	$537,765
	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,518,541
2,000,000	4.000%, 07/01/27	Aa1/AAA/NR	2,206,220
	Pima Co. Unified School District No.1
	(Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	299,003
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,716,510
	Pima Co. Unified School District
	No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,416,700
	Pima Co. Unified School District
	No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,116,980
	Pima Co. Unified School District
	No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	808,185
	Pima Co. Unified School District
	No. 12 (Sunnyside)
400,000	3.500%, 07/01/28 AGMC Insured	NR/AA-/NR	396,716
	Pinal Co. Elementary School District
	No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA-/NR	1,026,648
	Pinal Co. High School District No. 82
	(Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	712,166
	Pinal Co. Unified School District No. 1
	(Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC
	Insured	NR/A/NR	1,613,700
	Pinal Co. Unified School District
	No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	551,490
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,503,735
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,502,925

7 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Tempe, Arizona
$2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	$2,526,994
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,125,970
	Tempe High School District No. 213
650,000	4.000%, 07/01/32**	Aa2/AA/NR	676,520
	Tempe Improvement District (Pier
	Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,172,800
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	A1/NR/NR	857,272
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28**	NR/AA-/NR	1,275,684
	Total General Obligation Bonds		62,500,087

	Revenue Bonds (77.9%)

	Airports (2.4%)
	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,202,980
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,175,180
1,475,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	1,672,178
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,137,110
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,362,984
	Phoenix-Mesa Gateway Airport
	Authority, Mesa Project
750,000	5.000%, 07/01/38 AMT	A1/AA+/NR	776,903
	Total Airports		7,327,335

	Charter Schools (0.1%)
	Phoenix Industrial Development
	Authority (Great Hearts Academies -
	Veritas Project)
250,000	6.000%, 07/01/32	NR/NR/BB	265,485

	Excise Tax (12.3%)
	Arizona Sports & Tourism Authority,
	Revenue Refunding, Multipurpose
	Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,203,540

8 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Excise Tax (continued)
	Casa Grande Excise Tax Revenue Bonds
$1,835,000	5.000%, 04/01/21 AMBAC Insured
	(pre-refunded)	A1/NR/AA	$1,921,704
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,565,068
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	959,012
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,411,837
	Glendale Municipal Property Corp.
	Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	A3/AA/NR	1,085,940
	Glendale Western Loop 101 Public
	Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38 (pre-refunded)	A3/AA/NR	1,044,670
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,731,405
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,503,435
	Page, Arizona Pledged Revenue
	Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,224,029
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG/ FGIC
	Insured (converts to 5.50% coupon
	on 07/01/13)	Aa3/AA/NR	1,191,080
2,000,000	zero coupon, 07/01/27 BHAC Insured
	(converts to 5.50% coupon on
	07/01/13)	Aa1/AA+/NR	2,396,440
2,000,000	zero coupon, 07/01/30 BHAC Insured
	(converts to 5.50% coupon on
	07/01/13)	Aa1/AA+/NR	2,400,620
2,175,000	zero coupon, 07/01/33 NPFG/ FGIC
	Insured (converts to 5.50% coupon
	on 07/01/13)	Aa3/AA/NR	2,599,256
	Pima Co. Regional Transportation
	Authority
1,000,000	5.000%, 06/01/24	Aa3/AA/NR	1,189,180

9 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Excise Tax (continued)
	Pinal Co. Revenue Obligations
	Refunding Bonds
$1,755,000	4.000%, 08/01/17	NR/AA-/NR	$1,930,412
	Scottsdale Municipal Property Corp.
3,000,000	zero coupon, 07/01/20 AMBAC
	Insured (converts to 4.50% coupon
	on 07/01/13)	Aa1/AAA/AAA	3,286,410
	Scottsdale Municipal Property Corp.
	Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,305,880
	Show Low Improvement District No. 6
635,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	636,543
	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,073,670
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa2/AAA/NR	2,024,620
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,120,560
1,500,000	5.000%, 07/01/37	Aa2/AAA/NR	1,697,835
	Total Excise Tax		38,503,146

	Higher Education (6.6%)
	Arizona Board of Regents - Arizona
	State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,152,530
100,000	5.000%, 07/01/37	Aa3/AA/NR	113,616
	Arizona Board of Regents - Northern
	Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC
	Insured	A1/A+/NR	1,228,184
1,200,000	5.500%, 06/01/34 FGIC Insured
	(pre-refunded)	A1/A+/NR	1,272,564
200,000	5.000%, 06/01/36	A1/A+/NR	216,988
	Arizona Board of Regents - University
	of Arizona System
2,385,000	5.000%, 06/01/21 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/NR	2,403,388
460,000	5.000%, 06/01/31	Aa2/AA/NR	529,616
250,000	5.000%, 06/01/31**	Aa2/AA/NR	288,997

10 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Higher Education (continued)
	Arizona School Facilities Board
	Revenue Bonds
$1,000,000	5.750%, 07/01/18 AMBAC Insured
	(pre-refunded)	NR/NR/NR*	$1,067,250
	Cochise Co. Community College District
1,740,000	5.125%, 07/01/26 AGC Insured	A2/NR/NR	1,947,686
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	2,028,670
	Glendale Industrial Development
	Authority (Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	552,810
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,263,780
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	554,115
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,225,760
	Pinal Co. Community College District
1,500,000	4.500%, 07/01/30	Aa2/AA-/NR	1,624,425
	Yavapai Co. Community College
	District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA-/NR	1,128,220
	Total Higher Education		20,598,599

	Hospitals (16.5%)
	Arizona Health Facilities Authority
	(Banner Health)
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,317,111
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,099,450
	Arizona Health Facilities Authority
	(Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	512,225
	Arizona Health Facilities Authority
	(Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,616,430
2,000,000	5.250%, 03/01/39	A3/A/A	2,156,780
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
750,000	5.000%, 02/01/34	NR/BBB+/NR	807,015
500,000	5.000%, 02/01/43	NR/BBB+/NR	532,325

11 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospitals (continued)
	Arizona Health Facilities Authority
	(Samaritan Health)
$1,105,000	5.625%, 12/01/15 NPFG Insured
	ETM	NR/NR/NR*	$1,192,726
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,647,990
	Flagstaff Industrial Development
	Authority (Northern Arizona Senior
	Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	2,003,957
	Glendale Industrial Development
	Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22	NR/BBB+/NR	1,474,424
1,000,000	4.700%, 12/01/28	NR/BBB+/NR	1,022,270
	Maricopa Co. Hospital Revenue
	(Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,650,365
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,809,525
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,717,599
	Maricopa Co. Industrial Development
	Authority (Catholic Healthcare
	West - St. Joseph’s Hospital)
3,500,000	5.375%, 07/01/23	A3/A/A	3,683,470
5,000,000	5.250%, 07/01/32	A3/A/A	5,422,150
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare
	System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,152,010
5,000,000	5.250%, 09/01/30	A2/A-/A	5,025,700
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA-/A	816,218
	University Medical Center Hospital
	Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,993,997
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	1,055,245
500,000	6.000%, 07/01/39	Baa1/BBB+/NR	580,270

12 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospitals (continued)
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
$500,000	5.250%, 10/01/25	NR/AA/NR	$585,850
500,000	5.250%, 10/01/26	NR/AA/NR	581,770
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional Medical
	Center)
250,000	5.125%, 12/01/13 AGMC Insured	NR/AA-/BBB+	250,743
550,000	6.000%, 08/01/33	Baa2/NR/BBB+	558,784
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,317,088
	Total Hospitals		51,583,487

	Lease (11.1%)
	Arizona Board of Regents -Northern
	Arizona University COP
1,000,000	5.000%, 09/01/29	A2/A/NR	1,121,070
	Arizona Board of Regents - University
	of Arizona COP
1,870,000	5.000%, 06/01/23	Aa3/AA-/NR	2,200,335
	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA-/NR	1,167,320
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,485,760
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA-/NR	3,350,160
	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	367,570
	Green Valley Municipal Property Corp.
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,280,162
	Marana Municipal Property Corp.
1,070,000	5.125%, 07/01/28	NR/AA/AA-	1,073,296
	Mohave Co. Industrial Development
	Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,276,510
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A1/AA/NR	1,039,800
	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured
	(pre-refunded)	Baa2/AA/AA-	1,011,700

13 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Lease (continued)
	Peoria Municipal Development
	Authority
$1,000,000	3.500%, 07/01/31	Aa2/AA+/AA+	$1,004,680
	Phoenix Industrial Development Authority
	Government Office Lease Revenue
	Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,149,997
	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,427,353
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,354,783
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,530,873
	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,060,140
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA-/NR	1,729,350
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA-/NR	763,867
	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA-/NR	2,213,120
400,000	5.000%, 10/01/27	A1/A+/NR	457,496
100,000	5.000%, 10/01/28	A1/A+/NR	113,585
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	313,367
	Total Lease		34,492,294

	Mortgage (5.4%)
	Agua Fria Ranch Community Facilities
	District 144A
600,000	5.800%, 07/15/30	NR/NR/NR*	594,774
	DC Ranch Community Facilities
	District
500,000	5.000%, 07/15/27 AMBAC Insured
	(pre-refunded)	A1/NR/NR	506,780
	Goodyear Community Facilities
	Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	2,004,020

14 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Mortgage (continued)
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue Bonds (National Health
	Project)
$1,300,000	5.500%, 01/01/18 AGMC Insured
	ETM	A2/AA-/NR	$1,452,841
	Maricopa Co. Industrial Development
	Authority Single Family Mortgage
	Revenue Bonds
4,970,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,878,254
3,595,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,490,421
	Pima Co. Industrial Development
	Authority Single Family Mortgage
	Revenue
35,000	6.500%, 02/01/17	A2/NR/NR	35,033
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	525,431
930,000	6.050%, 07/15/32	NR/NR/NR*	916,385
	South Campus Project Arizona State
	University Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured
	(pre-refunded)	Baa2/NR/NR	1,231,546
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	654,574
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	542,097
	Total Mortgage		16,832,156

	Pollution Control (0.8%)
	Maricopa Co. Pollution Control
	(Arizona Public Service)
400,000	6.000%, 05/01/29	Baa1/BBB+/NR	421,116
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/NR	1,098,890
	Navajo Co. Pollution Control (Arizona
	Public Service)
1,000,000	5.500%, 06/01/34	Baa1/BBB+/NR	1,055,040
	Total Pollution Control		2,575,046

15 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Transportation (5.0%)
	Arizona Transportation Board Revenue
	Bonds
$1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	$1,130,480
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,946,882
	Arizona Transportation Board Revenue
	Bonds (continued)
550,000	5.250%, 07/01/32	Aa2/AA+/NR	646,794
3,755,000	5.000%, 07/01/33***	Aa1/AAA/NR	4,286,971
1,000,000	5.000%, 07/01/36	Aa2/AA+/NR	1,131,030
1,000,000	5.000%, 07/01/38	Aa2/AA+/NR	1,131,890
	Phoenix Street & Highway User
	Revenue Bonds
2,925,000	zero coupon, 07/01/13 NPFG/ FGIC
	Insured	Aa3/NR/NR	2,909,556
	Pima Co. Street and Highway Revenue
1,180,000	4.000%, 07/01/23	NR/AA/AA	1,325,258
	Total Transportation		15,508,861

	Utility (11.5%)
	Arizona Power Authority (Hoover Dam
	Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,674,420
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,033,050
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,449,092
	Arizona Water Infrastructure Finance
	Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	696,228
500,000	5.000%, 10/01/24	Aaa/AAA/AAA	617,920
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	4,049,710
	Greater Arizona Development
	Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,201,000
700,000	5.000%, 08/01/24	NR/A/NR	774,606
2,000,000	5.000%, 08/01/28	A1/A/NR	2,013,680
1,200,000	5.500%, 08/01/29	A1/A/NR	1,239,828
1,200,000	5.000%, 08/01/29	A1/A/NR	1,299,192
	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,367,057

16 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Utility (continued)
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
$250,000	5.250%, 07/01/36	NR/A/NR	$273,955
	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGMC Insured	A1/AA-/A	1,780,455
	Salt River Project Agricultural
	Improvement and Power Revenue
	Bonds
3,000,000	5.000%, 12/01/28	Aa1/AA/NR	3,537,210
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,229,439
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,168,900
	Salt Verde Arizona Finance Corp. Gas
	Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,533,130
	Total Utility		35,938,872

	Water/Sewer (6.2%)
	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee,
	Inc. Insured	Baa1/A/NR	270,715
	Gilbert Water Resource Municipal
	Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa2/AA-/AA-	2,213,100
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,834,712
750,000	5.000%, 07/01/27	A1/AA/NR	871,597
500,000	5.000%, 07/01/28	A1/AA/NR	577,135
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,977,377
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA-/NR	712,019
	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	616,778
	Phoenix Civic Improvement Corp.
	Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AAA/NR	1,964,460
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	551,505
	Pima Co. Sewer Revenue System
1,225,000	5.000%, 07/01/25	NR/A+/AA-	1,427,027

17 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Water/Sewer (continued)
	Pima Co. Sewer Revenue System
	(continued)
$2,000,000	5.000%, 07/01/26	NR/A+/AA-	$2,310,700
500,000	5.000%, 07/01/27	NR/A+/AA-	581,065
	Tucson Water System Revenue Bonds
1,000,000	5.000%, 07/01/30	Aa2/AA-/AA	1,143,880
	Yuma Municipal Property Corp. Utility
	System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	784,721
500,000	5.000%, 07/01/22 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	547,490
1,000,000	5.000%, 07/01/24 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	1,086,170
	Total Water/Sewer		19,470,451

	Total Revenue Bonds		243,095,732

	U.S. Territory (0.3%)

	Puerto Rico Public Buildings Authority
	Revenue
1,000,000	5.250%, 07/01/13 Syncora Guarantee,
	Inc. Insured	Baa3/BBB-/NR	1,008,340

	Total Investments (cost $283,066,641 –
	note 4)	98.3%	306,604,159
	Other assets less liabilities	1.7	5,362,431
	Net Assets	100.0%	$311,966,590

*
Any security not rated (“NR”) by any of the Nationally
Recognized Statistical Rating Organizations (“NRSRO”
or “Credit Rating Agency”) has been determined by the
Investment Adviser to have sufficient quality to be ranked
in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	Security purchased on a delayed delivery or when-issued
	basis.

***	Security pledged as collateral for the Trust’s delayed
	delivery or when-issued commitments.

18 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	10.6%
Pre-refunded bonds2/ETM Bonds	11.1
Aa of Moody’s or AA of S&P or Fitch	41.8
A of Moody’s or S&P or Fitch	28.7
Baa of Moody’s or BBB of S&P or Fitch	5.8
BB of Fitch	0.1
Not Rated*	1.9
100.0%

1	Where applicable, calculated using the highest rating of the three NRSROs.
2	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

19 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2013

ASSETS
Investments at value (cost $283,066,641)	$306,604,159
Cash	526,140
Receivable for investment securities sold	4,105,600
Interest receivable	3,569,987
Receivable for Trust shares sold	232,966
Other assets	12,165
Total assets	315,051,017
LIABILITIES
Payable for investment securities purchased	2,237,345
Payable for Trust shares redeemed	499,209
Dividends payable	140,184
Management fee payable	106,406
Distribution and service fees payable	8,689
Accrued expenses	92,594
Total liabilities	3,084,427
NET ASSETS	$311,966,590

Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$284,285
Additional paid-in capital	287,304,104
Net unrealized appreciation on investments (note 4)	23,537,518
Accumulated net realized gain on investments	209,566
Undistributed net investment income	631,117
	$311,966,590

CLASS A
Net Assets	$264,623,964
Capital shares outstanding	24,117,571
Net asset value and redemption price per share	$10.97
Maximum offering price per share (100/96 of $10.97)	$11.43

CLASS C
Net Assets	$23,829,887
Capital shares outstanding	2,171,936
Net asset value and offering price per share	$10.97
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.97	*

CLASS Y
Net Assets	$23,512,739
Capital shares outstanding	2,138,980
Net asset value, offering and redemption price per share	$10.99

See accompanying notes to financial statements.

20 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF OPERATIONS

	Nine Months Ended	Year Ended
	March 31, 2013†	June 30, 2012

Investment Income:

Interest income	$9,998,472	$13,490,539

Expenses:

Management fees (note 3)	945,412	1,198,269
Distribution and service fees (note 3)	473,549	579,412
Legal fees	118,455	131,162
Trustees’ fees and expenses (note 8)	98,383	129,695
Transfer and shareholder servicing agent fees	75,446	96,769
Shareholders’ reports and proxy statements	32,363	42,692
Auditing and tax fees	20,000	25,934
Custodian fees (note 6)	19,630	24,698
Insurance	10,868	24,501
Registration fees and dues	9,204	12,230
Chief compliance officer services (note 3)	4,148	4,936
Miscellaneous	32,148	40,047
Total expenses	1,839,606	2,310,345

Expenses paid indirectly (note 6)	(368)	(352)
Net expenses	1,839,238	2,309,993
Net investment income	8,159,234	11,180,546

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	757,562	825,463
Change in unrealized appreciation on
investments	679,163	14,239,746
Net realized and unrealized gain (loss) on
investments	1,436,725	15,065,209
Net change in net assets resulting from
operations	$9,595,959	$26,245,755

† Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013

See accompanying notes to financial statements.

21 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended	Year Ended	Year Ended
	March 31, 2013†	June 30, 2012	June 30, 2011

OPERATIONS:
Net investment income	$8,159,234	$11,180,546	$12,461,303
Net realized gain (loss) from
securities transactions	757,562	825,463	734,094
Change in unrealized
appreciation on investments	679,163	14,239,746	(5,770,744)
Change in net assets resulting
from operations	9,595,959	26,245,755	7,424,653

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(7,072,732)	(10,010,625)	(11,313,279)

Class C Shares:
Net investment income	(430,179)	(501,181)	(500,441)

Class Y Shares:
Net investment income	(527,336)	(498,925)	(481,675)
Change in net assets from
distributions	(8,030,247)	(11,010,731)	(12,295,395)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	29,869,631	42,951,451	25,333,911
Reinvested dividends and
distributions	5,796,654	7,222,802	6,729,556
Cost of shares redeemed	(35,376,473)	(41,995,220)	(62,569,822)
Change in net assets from
capital share transactions	289,812	8,179,033	(30,506,355)

Change in net assets	1,855,524	23,414,057	(35,377,097)

NET ASSETS:
Beginning of period	310,111,066	286,697,009	322,074,106

End of period*	$311,966,590	$310,111,066	$286,697,009

*Includes undistributed net
investment income of:	$631,117	$525,381	$402,685

† Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

22 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2013

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Trust’s fiscal and tax year end from June to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

23 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013
b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	306,604,159
Level 3 – Significant Unobservable Inputs	—
Total	$306,604,159

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

24 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2013, the Trust decreased undistributed net investment income by $23,251 and increased additional paid-in capital by $23,251. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management expects ASU 2013-01 to have no impact on the financial statement disclosures.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

25 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the nine months ended March 31, 2013, distribution fees on Class A Shares amounted to $307,593, of which the Distributor retained $17,925. For the year ended June 30, 2012, distribution fees on Class A Shares amounted to $403,584, of which the Distributor retained $24,527.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares. For the nine months ended March 31, 2013, these payments amounted to $124,467 and for the year ended June 30, 2012, amounted to $131,871. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/ or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares. For the nine months ended March 31, 2013, these payments amounted to $41,489 and for the year ended June 30, 2012, amounted to $43,957. For the nine months ended March 31, 2013, the total of these payments with respect to Class C Shares amounted to $165,956, of which the Distributor retained $36,109. For the year ended June 30, 2012, the total of these payments amounted to $175,828, of which the Distributor retained $35,034.

26 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the nine months ended March 31, 2013, total commissions on sales of Class A Shares amounted to $337,158, of which the Distributor received $60,568. For the year ended June 30, 2012, total commissions on sales of Class A Shares amounted to $407,291, of which the Distributor received $75,945.

4. Purchases and Sales of Securities

     During the nine months ended March 31, 2013, purchases of securities and proceeds from the sales of securities aggregated $26,567,130 and $34,345,443, respectively.

     At March 31, 2013, the aggregate tax cost for all securities was $282,435,524. At March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $24,403,520 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $234,885 for a net unrealized appreciation of $24,168,635.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At March 31, 2013, the Trust had 0.3% of its net assets invested in one such municipal issue.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

27 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Nine Months Ended	Year Ended	Year Ended
	March 31, 2013	June 30, 2012	June 30, 2011
SHARES
Class A Shares:
Shares sold	1,362,798	2,536,964	1,480,617
Reinvested distributions	467,155	619,344	595,194
Shares redeemed	(2,813,874)	(3,163,611)	(5,099,423)
Net change	(983,921)	(7,303)	(3,023,612)
Class C Shares:
Shares sold	498,176	1,030,912	594,288
Reinvested distributions	33,530	33,436	30,987
Shares redeemed	(245,080)	(643,165)	(490,191)
Net change	286,626	421,183	135,084
Class Y Shares:
Shares sold	838,482	433,885	343,379
Reinvested distributions	23,883	19,261	20,292
Shares redeemed	(140,792)	(112,809)	(499,569)
Net change	721,573	340,337	(135,898)
Total transactions in
Trust shares	24,278	754,217	(3,024,426)
DOLLARS
Class A Shares:
Proceeds from shares sold	$15,073,598	$27,223,776	$15,487,506
Reinvested distributions	5,161,806	6,655,470	6,195,277
Cost of shares redeemed	(31,113,063)	(33,941,723)	(52,329,213)
Net change	(10,877,659)	(62,477)	(30,646,430)
Class C Shares:
Proceeds from shares sold	5,507,581	11,036,877	6,259,149
Reinvested distributions	370,402	359,592	322,074
Cost of shares redeemed	(2,706,588)	(6,842,419)	(5,033,236)
Net change	3,171,395	4,554,050	1,547,987
Class Y Shares:
Proceeds from shares sold	9,288,452	4,690,798	3,587,256
Reinvested distributions	264,446	207,740	212,205
Cost of shares redeemed	(1,556,822)	(1,211,078)	(5,207,373)
Net change	7,996,076	3,687,460	(1,407,912)
Total transactions in
Trust shares	$289,812	$8,179,033	$(30,506,355)

28 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

8. Trustees’ Fees and Expenses

     At March 31, 2013 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the nine months ended March 31, 2013 was $78,176 and for the year ended June 30, 2012 was $100,898. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the nine months ended March 31, 2013, such meeting-related expenses amounted to $20,207 and for the year ended June 30, 2012 amounted to $30,264.

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

29 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

The tax character of distributions:

	Nine Months
	Ended	Year Ended June 30,
	March 31, 2013	2012	2011
Net tax-exempt income	$8,011,285	$10,971,115	$12,265,415
Ordinary income	18,962	39,616	29,980
	$8,030,247	$11,010,731	$12,295,395

As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$140,184
Accumulated net realized gain on investments	209,566
Unrealized appreciation	24,168,635
Other temporary differences	(140,184)
$24,378,201

The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

11. Ongoing Development

Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

30 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

			Class A
	Nine Months
	Ended		Year Ended June 30,
	3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.92		$10.37	$10.50	$10.14	$10.19	$10.40
Income from investment operations:
Net investment income(1)	0.29		0.41	0.42	0.43	0.43	0.43
Net gain (loss) on securities (both
realized and unrealized)	0.05		0.54	(0.13)	0.36	(0.05)	(0.17)
Total from investment operations	0.34		0.95	0.29	0.79	0.38	0.26
Less distributions (note 10):
Dividends from net investment income	(0.29)		(0.40)	(0.42)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–	–	– (2)	–	(0.04)
Total distributions	(0.29)		(0.40)	(0.42)	(0.43)	(0.43)	(0.47)
Net asset value, end of period	$10.97		$10.92	$10.37	$10.50	$10.14	$10.19
Total return (not reflecting sales charge)	3.08	%(3)	9.29%	2.80%	7.87%	3.86%	2.52%
Ratios/supplemental data
Net assets, end of period (in millions)	$265		$274	$260	$295	$289	$301
Ratio of expenses to average net assets	0.73	%(4)	0.73%	0.73%	0.74%	0.75%	0.75%
Ratio of net investment income to
average net assets	3.50	%(4)	3.78%	4.07%	4.08%	4.26%	4.13%
Portfolio turnover rate	8	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.73	%(4)	0.73%	0.73%	0.74%	0.74%	0.74%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.

†	Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31.The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

31 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class C
	Nine Months
	Ended		Year Ended June 30,
	3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.92		$10.37	$10.50	$10.14	$10.19	$10.40
Income from investment operations:
Net investment income(1)	0.22		0.31	0.33	0.33	0.34	0.34
Net gain (loss) on securities (both
realized and unrealized)	0.05		0.55	(0.13)	0.37	(0.05)	(0.17)
Total from investment operations	0.27		0.86	0.20	0.70	0.29	0.17
Less distributions (note 10):
Dividends from net investment income	(0.22)		(0.31)	(0.33)	(0.34)	(0.34)	(0.34)
Distributions from capital gains	–		–	–	– (2)	–	(0.04)
Total distributions	(0.22)		(0.31)	(0.33)	(0.34)	(0.34)	(0.38)
Net asset value, end of period	$10.97		$10.92	$10.37	$10.50	$10.14	$10.19
Total return (not reflecting CDSC)	2.43	%(3)	8.36%	1.93%	6.95%	2.98%	1.65%
Ratios/supplemental data
Net assets, end of period (in millions)	$24		$21	$15	$14	$7	$6
Ratio of expenses to average net assets	1.57	%(4)	1.58%	1.57%	1.58%	1.60%	1.60%
Ratio of net investment income to
average net assets	2.64	%(4)	2.91%	3.21%	3.19%	3.38%	3.27%
Portfolio turnover rate	8	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.57	%(4)	1.58%	1.57%	1.58%	1.59%	1.59%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.

†	Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31.The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

32 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class Y
	Nine Months
	Ended		Year Ended June 30,
	3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.94		$10.39	$10.52	$10.16	$10.21	$10.42
Income from investment operations:
Net investment income(1)	0.30		0.42	0.44	0.44	0.44	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.05		0.55	(0.14)	0.36	(0.05)	(0.17)
Total from investment operations	0.35		0.97	0.30	0.80	0.39	0.27
Less distributions (note 10):
Dividends from net investment income	(0.30)		(0.42)	(0.43)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–	–	– (2)	–	(0.04)
Total distributions	(0.30)		(0.42)	(0.43)	(0.44)	(0.44)	(0.48)
Net asset value, end of period	$10.99		$10.94	$10.39	$10.52	$10.16	$10.21
Total return	3.20	%(3)	9.44%	2.95%	8.02%	4.02%	2.68%
Ratios/supplemental data
Net assets, end of period (in millions)	$24		$16	$11	$13	$10	$7
Ratio of expenses to average net assets	0.58	%(4)	0.58%	0.58%	0.59%	0.60%	0.60%
Ratio of net investment income to
average net assets	3.64	%(4)	3.92%	4.22%	4.22%	4.39%	4.24%
Portfolio turnover rate	8	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.58	%(4)	0.58%	0.58%	0.59%	0.59%	0.59%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.

†	Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31.The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

33 | Tax-Free Trust of Arizona

Additional Information (unaudited)

Trustees (1) and Officers

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (1958)	Trustee since 1994 and President since 1998
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/ or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			11	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010); Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2004-2012

Non-interested Trustees

Grady Gammage, Jr. Phoenix, AZ (1951)	Chair of the Board of Trustees since 2011 and Trustee since 2001	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; Senior Fellow, Morrison Institute for Public Policy; active with Urban Land Institute.	5	None

34 | Tax-Free Trust of Arizona

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Tucker Hart Adams Colorado Springs, CO (1938)	Trustee since 2009	Senior Partner, Summit Economics, since 2010; President, The Adams Group, an economic consulting firm, 1989-2010; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	5
Current or former Director of: Avista Labs (fuel cells), AgAmerica Farm Credit Bank (agricultural credit), Guaranty National Corporation (property and casualty insurance), Montana Power company (utility), ROC Communities (manufactured housing), Touch America Holdings, Inc. (telecommunications) and Mortgage Analysis Computer Corp., United Bank of Arapahoe, United Bank of Garden of the Gods and United Bank of Academy Place.

Ernest Calderón Phoenix, AZ (1957)	Trustee since 2004	Partner, Ridenour, Heinton & Lewis, a Phoenix law firm (effective November 1, 2012); Founder, Calderón Law Offices, 2004-2012; Equity Partner, Jennings, Strouss & Salmon, PLC, 1992-2004; member, regent emeritus and president emeritus Arizona Board of Regents; adjunct faculty, Northern Arizona University and Arizona State University; served six Arizona governors by appointment; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	None

35 | Tax-Free Trust of Arizona

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Thomas A. Christopher Danville, KY (1947)	Trustee since 2009	Senior partner of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; Chairman of the Board, A Good Place for Fun, Inc., a sports facility, since 1987, President, 1987-2012; Director, Sunrise Children’s Services Inc., since 2010; Director, Global Outreach International, since 2011; currently or formerly active with various professional and community organizations.	5	None

Gary C. Cornia Orem, UT (1948)	Trustee since 2009	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor’s Tax Review Committee, 1993-2009.	6	Utah Foundation, Salt Lake City, UT; formerly director, Lincoln Institute of Land Policy, Cambridge, MA

Lyle W. Hillyard Logan, UT (1940)	Trustee since 2009	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995-1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

36 | Tax-Free Trust of Arizona

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

John C. Lucking Phoenix, AZ (1943)	Trustee since 1994	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	John C. Lincoln Health Foundation

Anne J. Mills Scottsdale, AZ (1938)	Trustee since 1986 and Chair of the Board of Trustees 2005-2011	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2009; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

37 | Tax-Free Trust of Arizona

Positions
Held with
Name,	Trust and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years(3)

Officers

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Marie E. Aro Denver, CO (1955)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Aquila Narragansett Tax-Free Income Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado and Tax-Free Trust of Oregon since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Todd W. Curtis Phoenix, AZ (1949)	Senior Vice President and Portfolio Manager since 2004
Senior Vice President since 2004 and Portfolio Manager since 1986, Tax-Free Trust of Arizona; Vice President since 2004 and Co-Portfolio Manager since 2009, Churchill Tax-Free Fund of Kentucky, backup portfolio manager, 2004-2009; Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.

Paul G. O’Brien Charlotte, NC (1959)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks High Income Fund, Aquila Three Peaks Opportunity Growth Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

38 | Tax-Free Trust of Arizona

Positions
Held with
Name,	Trust and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years(3)

Alan R. Stockman Glendale, AZ (1954)	Senior Vice President since 2001
Senior Vice President, Tax-Free Fund of Colorado, since 2009; Senior Vice President, Tax-Free Trust of Arizona since 2001, Vice President, 1999-2001; Vice President, Aquila Three Peaks Opportunity Growth Fund since 1999; Bank One, Commercial Client Services representative, 1997-1999; Trader and Financial Consultant, National Bank of Arizona (Zions Investment Securities Inc.), Phoenix, Arizona 1996-1997.

James T. Thompson Bountiful, UT (1955)	Assistant Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, Utah 1991-2009.

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

39 | Tax-Free Trust of Arizona

Positions
Held with
Name,	Trust and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years(3)

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010
Assistant Treasurer of each fund in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

____________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and former Trustee, Chairman and Chairman Emeritus of the Trust.

(6) The “Aquila Group of Funds” includes: Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

40 | Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2012 and held for the six months ended March 31, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended March 31, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.89%	$1,000.00	$1,008.90	$3.66
Class C	0.46%	$1,000.00	$1,004.60	$7.90
Class Y	0.97%	$1,000.00	$1,009.70	$2.91

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

41 | Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.29	$3.68
Class C	5.00%	$1,000.00	$1,017.05	$7.95
Class Y	5.00%	$1,000.00	$1,022.04	$2.92

(1)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

42 | Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2012, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at http://www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $8,011,285 of dividends paid by Tax-Free Trust of Arizona, constituting 99.76% of total dividends paid during fiscal 2013, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to February 15, 2013, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2012 calendar year.

43 | Tax-Free Trust of Arizona

PRIVACY NOTICE (unaudited)

Tax-Free Trust of Arizona

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Investment Management LLC
Aquila Distributors, Inc.

This Privacy Policy also has been adopted by Aquila Investment Management LLC and Aquila Distributors, Inc. and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

44 | Tax-Free Trust of Arizona

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Grady Gammage, Jr., Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2013 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

a)(1)(i) The Registrant's board of trustees has determined that Ms. Anne J. Mills, a member of its audit committee, is an audit committee financial expert.  Ms. Mills is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $19,500 in 2012 and $16,600 in 2013.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,400 and $3,400 in 2012 and 2013, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST
(formerly, TAX-FREE TRUST OF ARIZONA)

By:	/s/ Diana P. Herrmann
President and Trustee June 3, 2013

By:	/s/ Joseph P. DiMaggio
June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee June 3, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 3, 2013

AQUILA MUNICIPAL TRUST
(formerly, TAX-FREE TRUST OF ARIZONA)

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.